Investment Objectives and Goals	Feb. 20, 2026
VanEck Consumer Staples TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	Consumer Staples TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Consumer Staples TruSector ETF (the “Fund”) is long-term capital appreciation.
VanEck Energy TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	Energy TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Energy TruSector ETF (the “Fund”) is long-term capital appreciation.
VanEck Financials TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	Financials TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Financials TruSector ETF (the “Fund”) is long-term capital appreciation.
VanEck Healthcare TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	Healthcare TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Healthcare TruSector ETF (the “Fund”) is long-term capital appreciation.
VanEck Industrials TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	Industrials TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Industrials TruSector ETF (the “Fund”) is long-term capital appreciation.
VanEck Materials TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	Materials TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Materials TruSector ETF (the “Fund”) is long-term capital appreciation.
VanEck Real Estate TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	Real Estate TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Real Estate TruSector ETF (the “Fund”) is long-term capital appreciation.
VanEck Utilities TruSector ETF
Prospectus [Line Items]
Risk/Return [Heading]	Utilities TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Utilities TruSector ETF (the “Fund”) is long-term capital appreciation.